Fees Summary	Sep. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,000,000
Previously Paid Amount	0.00
Total Fee Amount	1,224.80
Total Offset Amount	0.00
Net Fee	1,224.80
Narrative - Max Aggregate Offering Price	$ 8,000,000
Final Prospectus	true